Employee Benefits (Details)	12 Months Ended
	Dec. 31, 2017 EUR (€) employee	Dec. 31, 2016 EUR (€) employee	Dec. 31, 2015 EUR (€) employee
Employee Benefits
Wages and salaries	€ 11,855,000	€ 10,184,000	€ 7,128,000
Social security costs	1,285,000	1,093,000	596,000
Pension costs — defined contribution plans	860,000	764,000	478,000
Equity-settled share based payments	4,024,000	2,454,000	1,212,000
Total employee benefits expense	€ 18,024,000	€ 14,495,000	€ 9,414,000
Average number of employees for the period | employee	139.9	133.4	86.1
Research and Development | employee	96.2	100.4	72.4
General and Administrative | employee	34.0	32.9	27.1
Total number of employees at December 31 (converted to FTE) | employee	130.2	133.3	99.5
WBSO subsidies received for wages and salaries	€ 723,000	€ 807,000	€ 372,000
Netherlands
Employee Benefits
Total number of employees at December 31 (converted to FTE) | employee	125.2	128.3